Schedule of Statutory Income Tax Expense (Benefit) to Actual Income Tax Expense (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax rate	21.00%	21.00%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	23.00%	23.00%